Fair Value Measurements - Summary of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Liabilities:
Warrant liability	$ 3,674,600	$ 0
Fair Value, Recurring | Fair Value Inputs Level 1 | Public Warrants
Liabilities:
Warrant liability	3,558,333
Fair Value, Recurring | Fair Value Inputs Level 1 | Marketable Securities Held In Trust
Assets:
Marketable securities held in Trust Account	175,003,740
Fair Value, Recurring | Fair Value Inputs Level 3 | Placement Warrants
Liabilities:
Warrant liability	$ 116,267